Other Fixed Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Depreciation expense	$ 22,102	$ 21,755	$ 21,092
Net book value at beginning of period	13,166
Net book value at end of period	13,392	13,166
Land
Property Plant And Equipment [Line Items]
Cost at beginning of period	9,036	9,036
Additions	0	0
Cost at end of period	9,036	9,036
Accumulated depreciation at beginning of period	0	0
Depreciation expense	0	0
Disposals	0
Accumulated depreciation at end of period	0	0
Net book value at beginning of period	9,036	9,036
Net book value at end of period	9,036	9,036
Buildings
Property Plant And Equipment [Line Items]
Cost at beginning of period	3,459	3,459
Additions	0	0
Cost at end of period	3,459	3,459
Accumulated depreciation at beginning of period	412	280
Depreciation expense	38	132
Disposals	0
Accumulated depreciation at end of period	450	412
Net book value at beginning of period	3,047	3,179
Net book value at end of period	3,009	3,047
Other
Property Plant And Equipment [Line Items]
Cost at beginning of period	2,639	2,392
Additions	844	247
Disposals	(78)
Cost at end of period	3,405	2,639
Accumulated depreciation at beginning of period	1,556	1,096
Depreciation expense	580	460
Disposals	(78)
Accumulated depreciation at end of period	2,058	1,556
Net book value at beginning of period	1,083	1,296
Net book value at end of period	1,347	1,083
Total
Property Plant And Equipment [Line Items]
Cost at beginning of period	15,134	14,887
Additions	844	247
Disposals	(78)
Cost at end of period	15,900	15,134
Accumulated depreciation at beginning of period	1,968	1,376
Depreciation expense	618	592
Disposals	(78)
Accumulated depreciation at end of period	2,508	1,968
Net book value at beginning of period	13,166	13,511
Net book value at end of period	$ 13,392	$ 13,166